General information (Policies)	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation
Business combinations between entities under common control

Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting.  Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination.  The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity.  In addition re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill.  Therefore, the Company’s financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.
Basis of consolidation and presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with US GAAP. The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with our retroactively adjusted annual Consolidated and Combined Carve-Out Financial Statements as at December 31, 2012 included in the Amended 6-K (our “audited 2012 financial statements”). The year-end balance sheet data was derived from our audited 2012 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included.

As of October 24, 2012, the financial statements of Seadrill Partners LLC (“the Company”) as a separate legal entity are presented on a consolidated basis. For periods prior to October 24, 2012, the results of operations and balance sheet have been carved out of the consolidated financial statements of Seadrill Limited and therefore are presented on a combined carve-out basis. The combined entity’s historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Company’s interests in the four rigs in OPCO’s Initial Fleet. Accordingly, the unaudited historical combined carve-out interim financial statements prior to October 24, 2012 reflect allocations of certain administrative and other expenses, including share options and pension costs, mark-to-market valuations of interest rate and foreign currency swap derivatives. The basis for the allocations are described in note 1 of the retroactively adjusted audited consolidated and combined carve-out financial statements for the year ended December 31, 2012 filed as an exhibit to the Amended 6-K/A with the SEC. These allocated costs have been accounted for as an equity contribution in the combined consolidated balance sheets.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities - Effective January 1, 2013, we adopted the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments.  The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement.  The update is effective for interim and annual periods beginning on or after January 1, 2013.  The adoption did not have an effect on our interim consolidated financial statements.